Recent accounting developments adopted by the Company	12 Months Ended
Dec. 31, 2020
Recent accounting developments adopted by the Company [abstract]
Recent accounting developments adopted by the Company

28.Recent accounting developments adopted by the Company

Applicable standard	Key requirements	Impact
Interest Rate Benchmark Reform (Phase 1) Amendments to IFRS 9, IAS 39 and IFRS 7

The amendments modified specific hedge accounting requirements so entities can continue to forecast future cash flows assuming that the interest rate benchmark continue despite ongoing reviews of interest rate benchmark reform. As a result there is no requirement for an entity to discontinue hedge relationships or to reassess the economic relationships between hedged items and hedging instruments as a result of the uncertainties of the interest rate benchmark reform.

We do not have significant derivatives that refer to an interest rate benchmark, so these amendments have not had a material impact in the Company.
COVID-19 − Related Rent Concessions (Amendment to IFRS 16)

Under the practical expedient, lessees are not required to assess whether eligible rent concessions are lease modifications, and instead are permitted to account for them as if they were not lease modifications. Rent concessions are eligible for the practical expedient if they occur as a direct consequence of the COVID-19 pandemic and if all of the following criteria are met:

•      the change in lease payments results in revised consideration for the lease that is substantially the same as, or less than, the consideration for the lease immediately preceding the change;

•      any reduction in lease payments affects only payments originally due on or before June 30, 2022; and

•      there is no substantive change to the other terms and conditions of the lease.

The amendment is effective for annual periods beginning on or after June 1, 2020.

There has been no change in the consideration for the leases that we are both lessees and lessors.

All other standards or amendments to standards that have been issued by the IASB and were effective by January 1, 2020 were not applicable or material to the Company.